Reconciliation Table List (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
other operating income and expense
Reconciliation of Net Income from Continuing Operations Attributable to NCR (GAAP) to Earnings Before Interest, Depreciation, Taxes and Amortization (Adjusted EBITDA) (Unaudited)

	2021					2020
$ in millions	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Net Income (Loss) from Continuing Operations Attributable to NCR (GAAP)	$30	$(9)	$12	$64	$97	$23	$64	$31	$(125)	$(7)
Pension mark-to-market adjustment	—	—	—	(118)	(118)	—	—	—	34	34
Transformation and restructuring costs	8	7	5	46	66	5	8	19	202	234
Acquisition-related amortization of intangibles	20	23	45	44	132	22	19	21	19	81
Acquisition-related costs	27	56	9	6	98	—	—	—	(6)	(6)
Depreciation and amortization (excluding acquisition-related amortization of intangibles)	70	76	104	107	357	63	68	70	74	275
Loss on Debt Extinguishment	—	—	42	—	42	—	—	20	—	20
Interest expense	45	61	68	64	238	50	57	60	51	218
Interest income	(3)	(1)	—	(4)	(8)	(1)	(1)	(3)	(3)	(8)
Income tax expense (benefit)	17	31	29	109	186	1	(34)	—	(20)	(53)
Stock-based compensation expense	44	37	38	35	154	25	20	31	32	108
Adjusted EBITDA (Non-GAAP)	$258	$281	$352	$353	$1,244	$188	$201	$249	$258	$896